Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Selected Financial Data From Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Assets:
Current assets	$ 342,235,218	$ 17,296	$ 341,909,007
Total assets	1,486,211,852	75,112	1,515,042,274	$ 1,296,486,813
Liabilities and equity:
Current liabilities	413,336,497	20,891	470,003,249
Non-current liabilities	812,241,838	41,050	774,015,258
Total liabilities	1,225,578,335	61,941	1,244,018,507	1,135,632,627
Equity attributable to equity holders of the parent	194,164,312	9,812	208,915,243
Non-controlling interest	66,469,205	3,359	62,108,524
Total equity	260,633,517	13,171	271,023,767	$ 160,854,186	$ 234,639,048
Total liabilities and equity	1,486,211,852	$ 75,112	1,515,042,274
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	29,128,486		31,371,809
Non-current assets	150,225,260		143,708,470
Total assets	179,353,746		175,080,279
Liabilities and equity:
Current liabilities	30,192,384		40,961,299
Non-current liabilities	89,048,150		80,966,903
Total liabilities	119,240,534		121,928,202
Equity attributable to equity holders of the parent	25,808,318		23,527,370
Non-controlling interest	34,304,894		29,624,707
Total equity	60,113,212		53,152,077
Total liabilities and equity	$ 179,353,746		$ 175,080,279